INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Net operating loss carry forward	$ 2,529,727	$ 2,056,937	$ 1,903,911
Corporate tax rate	21.00%	21.00%
Description of expiration of operating loss carryforwards	Expire in the year 2032	Will begin to expire in the year 2032